Cover	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	000-55730
Entity Registrant Name	BLACKSTAR ENTERPRISE GROUP, INC.
Entity Central Index Key	0001483646
Entity Tax Identification Number	27-1120628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4450 Arapahoe Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80303
City Area Code	303
Local Phone Number	500-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Security Exchange Name	NONE